Accrued Liabilities	6 Months Ended
Jul. 31, 2022
Accrued Liabilities
Accrued Liabilities

Note 11 - Accrued Liabilities

	July 31,	January 31,
	2022	2022
Accrued compensation and benefits	29,710	32,169
Accrued professional fees	1,445	1,318
Other accrued liabilities	40,261	22,955
	71,416	56,442

Other accrued liabilities include accrued expenses related to third party resellers and royalties, suppliers, accrued restructuring charges and accrued contingent acquisition purchase consideration.